TRADE AND NOTES PAYABLES	12 Months Ended
Dec. 31, 2022
TRADE AND NOTES PAYABLES
TRADE AND NOTES PAYABLES

25      TRADE AND NOTES PAYABLES

	December 31, 2022	December 31, 2021

Trade payables	15,440,190	13,909,245
Notes payable	7,096,141	4,679,171
	22,536,331	18,588,416

As of December 31, 2022, all balances of trade and notes payables were denominated in RMB, other than an amount of RMB261 million which was nominated in USD (December 31, 2021: RMB241 million in USD).

25      TRADE AND NOTES PAYABLES (CONTINUED)

The ageing analysis of trade and notes payables is as follows:

	December 31, 2022	December 31, 2021

Within 1 year	21,523,421	17,012,772
Between 1 and 2 years	511,560	946,337
Between 2 and 3 years	157,729	236,106
Over 3 years	343,621	393,201

	22,536,331	18,588,416

The trade and notes payables are non-interest-bearing and are normally settled within one year or normal business cycle.